Earnings Per Share - Summary of Earnings Per Share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Loss after income tax attributable to the owners of Immutep Limited	$ (32,210,826)	$ (29,902,624)	$ (13,468,232)
Weighted average number of ordinary shares used in calculating basic earnings per share	848,968,068	594,927,440	412,855,961
Weighted average number of ordinary shares used in calculating diluted earnings per share	848,968,068	594,927,440	412,855,961
Basic earnings per share	$ (0.0379)	$ (0.0503)	$ (0.0326)
Diluted earnings per share	$ (0.0379)	$ (0.0503)	$ (0.0326)